FINANCIAL INSTRUMENTS - Long-term debt (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Carrying Value
Liabilities:
Short- term bank borrowings	¥ 1,100,000	¥ 1,500,000
Long-term debt:
Bank borrowings	4,229,650	4,737,602
Convertible bonds	1,232,742	1,209,122
Fair Value
Liabilities:
Short- term bank borrowings	1,100,000	1,500,000
Long-term debt:
Bank borrowings	4,236,047	4,740,891
Convertible bonds	¥ 1,245,965	¥ 1,348,412